Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description

Lightwave Logic, Inc. (the “Company”) previously filed a Registration Statement on Form S-1 (File No. 333-198665) with the U.S. Securities and Exchange Commission (the “SEC”) on September 9, 2014 which was declared effective by the SEC on September 17, 2014, which was subsequently amended by Post-Effective Amendment No. 1, which was filed with the SEC on June 16, 2015 and declared effective on June 22, 2015 and further amended by Post-Effective Amendment No. 2, which was filed with the SEC on June 7, 2016 and declared effective on June 29, 2016 (the “Existing Registration Statement”).

The Company originally issued 4,207,600 shares of common stock and warrants to purchase 4,207,600 shares of common stock expiring five years from the date of purchase, for proceeds of $3,140,000 in accordance to a private placement memorandum as amended on May 27, 2014. Pursuant to the terms of the offerings, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 67,000 shares and a warrant to purchase 33,500 shares of common stock at $1.00 per share and a warrant to purchase 33,500 shares of common stock at $1.25 per share.

The Existing Registration Statement registered for resale of up to 6,076,900 shares of common stock of the Company by selling securityholders. Of the shares of common stock being offered by the selling securityholders, 1,869,300 shares been previously issued pursuant to private placements and 4,207,600 shares are issuable upon the exercise of warrants held by the selling securityholders which were issued to the selling securityholders pursuant to the private placements.

As of the date of this prospectus, the selling securityholders have sold 2,338,300 shares under the Existing Registration Statement, for which we have not received any proceeds. However, we may receive up to $4,733,550 from the exercise by the selling securityholders of 4,207,600 warrants (i.e., 2,103,800 warrants exercisable at $1.00 per share and 2,103,800 warrants exercisable at $1.25 per share), which remain outstanding as of the date of this prospectus.

This Registration Statement constitutes Post-Effective Amendment No. 3 to the Original Registration Statement and is being filed to update, among other things, the Company’s audited financial statements for the fiscal years ended December 31, 2016 and 2015, pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended and to reflect all sales of the Company’s securities that have been made by the selling securityholders under the Existing Registration Statement as of the date hereof.